Trade and other payables: amounts falling due within one year	6 Months Ended
Jun. 30, 2021
Within one year [member]
Statement [Line Items]
Trade and other payables: amounts falling due within one year
15.	Trade and other payables: amounts falling due within one year

	30 June 2021	31 December 2020
	£m	£m
Trade payables	8,902.2	10,206.5
Deferred income	1,164.3	1,153.7
Payments due to vendors (earnout agreements)	83.7	57.8
Liabilities in respect of put option agreements with vendors	35.4	9.3
Fair value of derivatives	3.7	1.8
Other creditors and accruals	2,525.5	2,430.6
	12,714.8	13,859.7
The Group considers that the carrying amount of trade and other payables approximates their fair value.